Fair Value Measurements - Schedule of Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2024
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning of period		$ 1,038,699
Fundings of (proceeds from) revolving loans, net	$ (63)	5,805
Purchases and fundings of investments	1,059,502	1,890,179
PIK interest and non-cash dividends	513	6,662
Proceeds from principal payments	(21,647)	(315,988)
Transfers into Level 3		6,456
Transfers out of Level 3		(4,964)
Fair value, end of period	$ 1,038,699	$ 2,649,583
Net change in unrealized appreciation (depreciation) on investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, asset, recurring basis, unobservable input reconciliation, gain (loss), statement of income or comprehensive income [Extensible Enumeration]	Non-controlled/non-affiliate company investments	Non-controlled/non-affiliate company investments
Fair value, measurement with unobservable inputs reconciliation, recurring basis, asset, gain (loss) included in earnings	$ 649	$ 12,750
Net translation of investments in foreign currencies
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, asset, recurring basis, unobservable input reconciliation, gain (loss), statement of income or comprehensive income [Extensible Enumeration]	Translation of assets and liabilities in foreign currencies	Translation of assets and liabilities in foreign currencies
Fair value, measurement with unobservable inputs reconciliation, recurring basis, asset, gain (loss) included in earnings	$ (1,635)	$ 8,095
Realized gain (loss) on investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, asset, recurring basis, unobservable input reconciliation, gain (loss), statement of income or comprehensive income [Extensible Enumeration]	Non-controlled/non-affiliate company investments	Non-controlled/non-affiliate company investments
Fair value, measurement with unobservable inputs reconciliation, recurring basis, asset, gain (loss) included in earnings	$ 89	$ (6,632)
Realized gain (loss) on translation of investments in foreign currencies
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, asset, recurring basis, unobservable input reconciliation, gain (loss), statement of income or comprehensive income [Extensible Enumeration]	Foreign currency transactions	Foreign currency transactions
Fair value, measurement with unobservable inputs reconciliation, recurring basis, asset, gain (loss) included in earnings	$ 95	$ 23
Accretion of discounts and amortization of premiums
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, asset, recurring basis, unobservable input reconciliation, gain (loss), statement of income or comprehensive income [Extensible Enumeration]	Gross Investment Income, Operating	Gross Investment Income, Operating
Fair value, measurement with unobservable inputs reconciliation, recurring basis, asset, gain (loss) included in earnings	$ 1,196	$ 8,498
Debt Investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning of period		1,038,605
Fundings of (proceeds from) revolving loans, net	(63)	5,805
Purchases and fundings of investments	1,059,408	1,878,947
PIK interest and non-cash dividends	513	6,633
Proceeds from principal payments	(21,647)	(315,988)
Transfers into Level 3		6,456
Transfers out of Level 3		(4,964)
Fair value, end of period	1,038,605	2,638,140
Debt Investments | Net change in unrealized appreciation (depreciation) on investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, recurring basis, asset, gain (loss) included in earnings	649	12,662
Debt Investments | Net translation of investments in foreign currencies
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, recurring basis, asset, gain (loss) included in earnings	(1,635)	8,095
Debt Investments | Realized gain (loss) on investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, recurring basis, asset, gain (loss) included in earnings	89	(6,632)
Debt Investments | Realized gain (loss) on translation of investments in foreign currencies
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, recurring basis, asset, gain (loss) included in earnings	95	23
Debt Investments | Accretion of discounts and amortization of premiums
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, recurring basis, asset, gain (loss) included in earnings	1,196	8,498
Equity Investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning of period		94
Purchases and fundings of investments	94	11,232
PIK interest and non-cash dividends		29
Fair value, end of period	$ 94	11,443
Equity Investments | Net change in unrealized appreciation (depreciation) on investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, recurring basis, asset, gain (loss) included in earnings		$ 88